Goodwill and Intangible Assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill consisted of the following (in thousands):

Balances as of December 31, 2020	$1,857
Goodwill acquired in Dutch DNA acquisition	15,177
Currency translation adjustment	(374)

Balances as of September 30, 2021	$16,660

Schedule of Intangible Assets
Intangible assets, net consisted of the following (in thousands):

	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Net
Balances as of September 30, 2021
Acquired developed technology	13.5	$25,509	$(2,941)	$22,568
Balances as of December 31, 2020
Acquired developed technology	6.0	$5,490	$(2,196)	$3,294

Intangible assets, net consisted of the following (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net
Balances as of December 31, 2020
Acquired technology	$5,490	$(2,196)	$3,294
Balances as of December 31, 2019
Acquired technology	$5,490	$(1,647)	$3,843